Schedule of tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tax Expense
- Current	$ 284,103	$ 182,879
- Under/(Over) provision in prior year	4,686	(719)
Tax expense	$ 288,789	$ 182,160